Senior Notes and Notes Payable and Other Borrowings - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 13, 2014 Deposit	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Debt Instrument [Line Items]
Net proceeds offering after debt issuance costs and discounts	$ 861,300,000	$ 886,698,000
Number of escrow accounts	2
Transaction agreement date		Nov. 03, 2013
Capitalization of deferred finance costs		23,686,000
Accrued interest		3,059,000
Outstanding balance		260,000,000
Interest rate on revolving credit facility		2.71%
Available secured revolving credit facility		153,200,000
Outstanding letters of credit		11,800,000
Notes payable and other borrowings		274,677,000	834,589,000
Debt payable			834,589,000
Interest incurred		41,706,000	22,674,000	27,038,000
Interest capitalized		38,975,000	19,081,000	22,059,000
Notes payable [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs		2,400,000
Weyerhaeuser [Member]
Debt Instrument [Line Items]
Accrued interest			4,300,000
Debt payable			834,600,000
425 million revolving credit facility [Member]
Debt Instrument [Line Items]
Accrued interest		620,000
Unsecured revolving credit facility					425,000,000
Line of credit facility, maturity date		Jul. 01, 2018
Outstanding balance		75,000,000
425 million revolving credit facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate		2.15%
425 million revolving credit facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate		2.85%
TRI Pointe [Member]
Debt Instrument [Line Items]
Cash retained by the Company		117,600,000
WRECO Transaction [Member]
Debt Instrument [Line Items]
Cash payment to be made subject to adjustment	743,700,000
Transaction Agreement [Member] | WRECO Transaction [Member]
Debt Instrument [Line Items]
Cash payment to be made subject to adjustment	739,000,000
Unpaid Interest [Member] | WRECO Transaction [Member]
Debt Instrument [Line Items]
Cash retained by the Company	4,700,000
4.375% Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Notes issue price as a percentage of principal amount		98.89%
Maturity date of senior note		Jun. 15, 2019	Jun. 15, 2019
Interest rate on seller financed loan		4.375%	4.375%
5.875% Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Notes issue price as a percentage of principal amount		98.15%
Maturity date of senior note		Jun. 15, 2024	Jun. 15, 2024
Interest rate on seller financed loan		5.875%	5.875%
Senior Notes [Member]
Debt Instrument [Line Items]
Principal payment on Senior Notes		0
Capitalization of deferred finance costs		23,700,000
Accrued interest		1,900,000
Seller financed loan [Member]
Debt Instrument [Line Items]
Accrued interest		517,000
Remaining unpaid balance due date		2016-05
Notes payable and other borrowings		$ 14,677,000
Interest rate on seller financed loan		6.96%
Revolving promissory note [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate		1.70%